SCHEDULE OF COMPONENTS OF THE PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Current:
China					$ 292,891	$ 340,155
Total current					292,891	340,155
Deferred:
China					(18,570)
Total deferred					(18,570)
Total income tax expense	$ 74,094	$ 2,319	$ 292,146	$ 2,347	$ 274,321	$ 340,155